Current Assets and Prepaid Expenses - Schedule of Prepaid Expenses (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid operating lease	$ 21.7	$ 22.7
Other prepaid expenses	1.2	1.7
Total prepaid expenses	22.9	24.4
Of which non-current	21.7	22.7
Of which current	$ 1.2	$ 1.7